Earnings Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the three months ended March 31,
	2015	2014
	(unaudited)	(unaudited)
Numerator:
Net income attributable to Pangaea Logistics Solutions Ltd.	$7,599,929	$-
Net income attributable to Bulk Partners (Bermuda) Ltd.	-	6,593,285
Less: dividends declared on convertible redeemable preferred stock	-	(1,782,277)
Less: allocation of earnings to preferred shareholders	-	(2,535,149)

Total earnings allocated to common stock	$7,599,929	$2,275,859
Denominator:
Weighted-average number of shares of common stock outstanding	34,756,980	13,421,955	(1)

Basic and Diluted EPS - common stock	$0.22	$0.17

(1) Bulk Partners historical weighted average number of shares outstanding multiplied by the exchange ratio established in the Merger Agreement.

The computation of basic earnings per common share and diluted earnings per common share was as follows:

	December 31, 2014	December 31, 2013
Numerator:
Net loss attributable to Pangaea Logistics Solutions Ltd.	$(12,128,449)	$-
Net income attributable to Bulk Partners (Bermuda) Ltd.	-	15,452,369
Less: dividends declared on convertible redeemable preferred stock	(6,303,747)	(6,288,456)
Less: modification of conversion price	-	-
Less: beneficial conversion	(11,776,661)	(8,959,421)	(i)
Less: settlement of accrued dividends	-	(45,843)
Less: settlement of notes	-	(1,429,217)
Less: fair value adjustment	-	(7,517,915)

Total (losses) allocated to common stock	$(30,208,857)	$(8,788,483)
Denominator:
Weighted-average number of shares of common stock outstanding	18,726,308	13,421,955

Basic and Diluted EPS - common stock	$(1.61)	$(0.65)

(i)
The full value of the beneficial conversion adjustment to net income for purposes of calculating EPS is $8,959,421, however retained earnings are reduced by $4,927,423, with the remaining amount as an offset to the increase in additional paid-in capital.